OTHER INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments [Abstract]
OTHER INVESTMENTS

NOTE 9 - OTHER INVESTMENTS:

In November 2019, the Company signed a Share Purchase and Shareholders Agreement (the “SPA”) with (BY) Medimor Ltd., one of the Company’s turnkey manufacturing subcontractors (“Medimor”). Pursuant to the SPA, the Company has invested an aggregate amount of $600 in consideration for 1,369,863 ordinary shares of Medimor (which reflected at the signing date and as of December 31, 2022 a 14.78% ownership interest on an as-issued basis and 10.34% ownership interest on a fully diluted basis), of which 414,384 ordinary shares were issued upon consummation of the initial closing on December 31, 2019, and the remaining 955,479 ordinary shares were issued in July 2020 following Medimor achieving certain pre-defined milestone events.

The Company’s investment in Medimor is measured at cost, less impairment and adjusted for subsequent observable price changes if any. As of December 31, 2022, 2021 and 2020, the Company did not recognize an impairment or adjustment on its other investments.